SHARE-BASED COMPENSATION - Summary of options activities (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options - Beginning Balance	7,850,864
Number of options - Granted	0
Number of options - Exercised	751,743
Number of options - Forfeited	1,355,260
Number of options - Cancelled	530,700
Number of options - Ending Balance	5,213,161	7,850,864
Number of options - Options vested and expected to vest	5,213,161
Number of options - Options exercisable	841,611
Weighted average exercise price - Beginning Balance	¥ 0.01
Weighted average exercise price - Granted	0
Weighted average exercise price - Exercised	0.01
Weighted average exercise price - Forfeited	0.01
Weighted average exercise price - Cancelled	0.01
Weighted average exercise price - Ending Balance	0.01	¥ 0.01
Weighted average exercise price - Options vested and expected to vest	0.01
Weighted average exercise price - Options exercisable	0.01
Weighted average grant date fair value - Beginning Balance	23.53
Weighted average grant date fair value - Granted	¥ 0
Weighted average grant date fair value - Exercised	27.13
Weighted average grant date fair value - Forfeited	¥ 39.33
Weighted average grant date fair value - Cancelled	72.12
Weighted average grant date fair value - Ending Balance	13.96	¥ 23.53
Weighted average grant date fair value - Options vested and expected to vest	13.96
Weighted average grant date fair value - Options exercisable	¥ 5.01
Weighted average remaining contractual term (years)	6 years 7 months 17 days	7 years 7 months 9 days
Weighted average remaining contractual term (years) - Options vested and expected to vest	6 years 7 months 17 days
Weighted average remaining contractual term (years) - Options exercisable	5 years 8 months 12 days
Aggregate intrinsic value - Outstanding	¥ 96,622	¥ 3,973,335
Aggregate intrinsic value - Options vested and expected to vest	96,622
Aggregate intrinsic value - Options exercisable	¥ 15,599